Payable to Customers (Tables)	6 Months Ended
Sep. 30, 2024
Payable to Customers [Abstract]
Schedule of Payable to Customers

The deposits were the amount received from customers but not yet invested or entered into any contract and is repayable on demand.

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Payables to customers:
Related parties (note 23)	15,387,875	41,634,975
Third party payables	38,489,936	24,092,839
Total	53,877,811	65,727,814